EARNINGS PER SHARE - Schedule of Earnings Per Share (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Earnings Per Share [Abstract]
Net income	$ 74,815	$ 117,684	$ 120,039
Weighted average number of ordinary shares (in shares)	54,088,689	53,851,304	53,697,594
Share options (in shares)	0	177,648	288,095
Weighted average number of shares, adjusted for dilution (in shares)	54,088,689	54,028,952	53,985,689
Basic earnings per share (in dollars per share)	$ 1.38	$ 2.19	$ 2.24
Diluted earnings per share (in dollars per share)	$ 1.38	$ 2.18	$ 2.22